Consolidated Statements of Cash Flows - Balances per Consolidated Balance Sheet - USD ($) $ in Millions	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015
Balances per Consolidated Balance Sheet:
Cash and cash equivalents	$ 0	$ 0
Restricted cash	1,395	605
Non-current restricted cash	48	0
Total cash, cash equivalents and restricted cash	$ 1,443	$ 605	$ 595	$ 434